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                                                             MetLife Letterhead

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA 02116-3700

July 30, 2007

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: New England Life Insurance Company
    New England Variable Annuity Separate Account
    American Forerunner Series
    File Nos. 333-51676/811-08828
    Rule 497(j) Certification
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Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement, dated July 16, 2007 to the April 30, 2007 Prospectus (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Supplement to the April 30, 2007 Prospectus contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on July 12, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/S/ John B. Towers
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John B. Towers
Counsel
Metropolitan Life Insurance Company